VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2014 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchase of vessels and equipment	730	—
Disposal of vessels and equipment	(51,960)	40,290
Other movements	443	(341)
Depreciation	—	(18,508)
Balance at December 31, 2012	408,525	(125,579)	282,946
Purchase of vessels and equipment	374	—
Other movements	(531)	449
Depreciation	—	(18,434)
Balance at December 31, 2013	408,368	(143,564)	264,804
Purchase of vessels and equipment	542	—
Transfers from Newbuildings	56,740	—
Effect of de-consolidation of subsidiaries	(224,602)	49,803
Other movements	(936)	854
Depreciation	—	(11,082)
Impairment loss	(62,153)	49,728
Disposals	(117,297)	50,223
Balance at December 31, 2014	60,662	(4,038)	56,624